UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-05767

                    Scudder Strategic Municipal Income Trust
                    ----------------------------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  11/30
                          -----

Date of reporting period:  8/31/04
                           -------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS


Scudder Strategic Municipal Income Trust
Investment Portfolio as of August 31, 2004 (Unaudited)

------------------------------------------------------------------------------------------------------------------
                                                                                     Principal
                                                                                     Amount ($)          Value ($)
                                                                       -------------------------------------------

Municipal Investments 150.5%
Alabama 2.0%
Alabama, Sales & Special Tax Revenue, Public School
and College Authority, Series C, 5.625%, 7/1/2013                                    1,000,000          1,134,350
Huntsville, AL, Hospital & Healthcare Revenue, Health
Care Authority, Series A, 5.75%, 6/1/2031                                            1,500,000          1,554,360
                                                                                                     ------------
                                                                                                        2,688,710

Arizona 1.5%
Arizona, Project Revenue, Health Facilities Authority,
The New Foundation Project, 8.25%, 3/1/2019                                          2,050,000          1,947,418

California 8.7%
California, Special Assessment Revenue, Golden State
Tobacco Securitization Corp.:
Series B, 5.625%, 6/1/2038                                                           1,890,000          1,957,151
Series 2003-A-1, 6.75%, 6/1/2039                                                     4,500,000          4,207,050
California, State Public Works Board, Lease Revenue,
Department of Corrections, Series C, 5.5%, 6/1/2019                                  1,920,000          2,085,773
Sacramento County, CA, Sales & Special Tax Revenue,
Bradshaw Road Project, 7.2%, 9/2/2015                                                1,190,000          1,217,751
Sacramento, CA, Project Revenue, City Financing Authority,
Convention Center Hotel, Series A, 6.25%, 1/1/2030                                   2,000,000          2,017,460
                                                                                                     ------------
                                                                                                       11,485,185

Colorado 6.6%
Arapahoe County, CO, Highway Revenue, Capital
Improvement Trust Fund, Series E-470, Prerefunded,
Zero Coupon, 8/31/2010                                                               5,000,000          3,521,150
Colorado, Hospital & Healthcare Revenue, Portercare
Adventist Health Project, 6.5% , 11/15/2031                                          1,000,000          1,092,610
Colorado, Transportation/Tolls Revenue, Northwest Parkway
Public Highway Authority, Series D, 7.125%, 6/15/2041                                1,150,000          1,221,104
Denver, CO, Airport Revenue:
AMT, Series A, Prerefunded, 7.5% , 11/15/2023                                          170,000            175,450
AMT, Series A, 7.5% , 11/15/2023                                                       830,000            855,415
Denver, CO, Sales & Special Tax Revenue, Urban
Renewal Authority, AMT, 7.75%, 9/1/2016                                              1,760,000          1,863,101
                                                                                                    ------------
                                                                                                        8,728,830

Connecticut 2.6%
Greenwich, CT, Multi Family Housing Revenue,
6.35% , 9/1/2027                                                                     2,000,000          1,979,740
Mashantucket, CT, Sports, Expo & Entertainment
Revenue, Mashantucket Western Pequot Tribe:
Series B, Zero Coupon, 9/1/2017                                                      2,000,000          1,009,360
Series B, Zero Coupon, 9/1/2018                                                      1,000,000            473,240
                                                                                                     ------------
                                                                                                        3,462,340

District of Columbia 0.8%
District Columbia, Core City GO, Series A,
5.0%, 6/1/2018 (a)                                                                   1,000,000          1,061,200

Florida 7.5%
Florida, Industrial Development Revenue, Capital
Travel Agency, Seminole Tribe Convention, Series A,
10.0%, 10/1/2033                                                                     2,000,000          2,395,240
Hillsborough County, FL, Industrial Development
Revenue, University Community Hospital Project,
Series A, 5.625%, 8/15/2023                                                          2,000,000          1,972,440
Miami Beach, FL, Health Facilities Authority Hospital
Revenue, Mount Sinai Medical Center, 6.75%, 11/15/2029                               1,600,000          1,659,744
Nassau County, FL, Senior Care Revenue, Amelia Island
Care Center Project, Series A, 9.75%, 1/1/2023                                       1,875,000          1,915,631
Orlando, FL, Special Assessment Revenue, Conroy Road
Interchange Project, Series A, 5.8%, 5/1/2026                                        1,000,000          1,003,500
Palm Beach County, FL, Hospital & Healthcare Revenue,
Health Facilities Authority, 5.125%, 11/15/2029                                      1,000,000            944,550
                                                                                                     ------------
                                                                                                        9,891,105

Georgia 1.5%
Americus-Sumter County, GA, Hospital & Healthcare
Revenue, Hospital Authority, South George Methodist,
Series A, 6.375%, 5/15/2029                                                          1,250,000          1,230,763
Brunswick & Glynn County, GA, Development Authority
First Mortgage Revenue, Coastal Community Retirement,
Series A, 7.25%, 1/1/2035                                                              740,000            723,927
                                                                                                    ------------
                                                                                                        1,954,690

Hawaii 1.1%
Hawaii, State GO, Lease, Series CU, 5.75%, 10/1/2011 (a)                             1,250,000          1,433,825

Illinois 13.0%
Chicago, IL, Central Station Project, Series A,
Prerefunded, 8.9% , 1/1/2011                                                         1,360,000          1,369,466
Chicago, IL, Core City GO, Board of Education, Series A,
5.75%, 12/1/2017 (a)                                                                 1,380,000          1,578,168
Illinois, Core City GO, 5.0%, 6/1/2019 (a)                                           3,000,000          3,200,070
Illinois, Hospital & Healthcare Revenue, 6.75%,
2/15/2016                                                                            2,180,000          2,440,401
Illinois, State GO, Prerefunded, 6.0%, 1/1/2013 (a)                                  3,315,000          3,829,024
Illinois, Upper River Valley Development Authority,
Solid Waste Recovery Illinois Project, AMT,
5.9%, 2/1/2014                                                                       1,750,000          1,729,402
St. Charles, IL, Multi Family Housing Revenue, Wessel
Court Project, AMT, 7.6% , 4/1/2024                                                  1,685,000          1,739,392
University Park, IL, Sales & Special Tax Revenue,
Governors Gateway Industrial Park, 8.5% , 12/1/2011                                  1,365,000          1,408,407
                                                                                                     ------------
                                                                                                       17,294,330

Indiana 2.2%
Indiana, Senior Care Revenue, Health Facilities
Finance Authority, Franciscan Eldercare Community
Services, 5.875%, 5/15/2029                                                          3,000,000          2,881,230

Iowa 0.9%
Lake City, IA, Senior Care Revenue, Health Care
Facility, Opportunity Living Project,
6.45%, 5/1/2011                                                                      1,225,000          1,256,850

Kansas 1.9%
Manhattan, KS, Senior Care Revenue, Meadowlark
Hills Retirement, Series A, 6.5%, 5/15/2028                                            500,000            501,470
Overland Park, KS, Industrial Development Revenue,
Development Corp., Series A, 7.375%, 1/1/2032                                        2,000,000          2,044,460
                                                                                                    ------------
                                                                                                        2,545,930

Kentucky 0.8%
Kentucky, Hospital & Healthcare Revenue, Economic
Development Finance Authority, Norton
Healthcare, Inc., Series A, 6.625%, 10/1/2028                                        1,000,000          1,053,050

Louisiana 2.4%
Morehouse Parish, LA, Pollution Control Revenue,
International Paper Co. Project, Series A,
5.25%, 11/15/2013                                                                    3,000,000          3,221,670

Maryland 7.7%
Anne Arundel County, MD, County GO, National
Business Park Project, Prerefunded,
7.375%, 7/1/2028                                                                     1,000,000          1,245,860
Anne Arundel County, MD, County REV Lease,
Arundel Mills Project, Prerefunded, 7.1%, 7/1/2029                                   1,500,000          1,817,970
Maryland, Higher Education Revenue,
Collegiate Housing Foundation:
Series A, 5.75%, 6/1/2019                                                            1,000,000          1,019,200
Series A, 5.75%, 6/1/2031                                                            1,000,000          1,005,170
Maryland, Hospital & Healthcare Revenue, University
of Maryland Medical System, 6.75%, 7/1/2030                                          1,000,000          1,128,530
Maryland, Project Revenue, Economic
Development Corp., Chesapeake Bay,
Series B, 7.625%, 12/1/2022                                                          4,000,000          3,960,480
                                                                                                     ------------
                                                                                                       10,177,210

Massachusetts 8.0%
Massachusetts, Hospital & Healthcare Revenue,
Health & Educational Facilities Authority, Civic
Investments, Series A, 9.0%, 12/15/2015                                              2,000,000          2,314,540
Massachusetts, Hospital & Healthcare Revenue,
Partners Healthcare System, Series C, 5.75%, 7/1/2032                                1,000,000          1,061,680
Massachusetts, Industrial Development Revenue,
Development Finance Agency, Series A, 7.1%, 7/1/2032                                 1,980,000          1,916,858
Massachusetts, Project Revenue, Health &
Educational Facilities Authority, Jordan Hospital,
Series E, 6.75%, 10/1/2033                                                           1,790,000          1,872,000
Massachusetts, State GO, Consolidated Loan:
Series B, Prerefunded, 5.0%, 4/1/2016 (a)                                              915,000          1,002,117
Series B, Refunded, 5.0%, 4/1/2016 (a)                                               2,260,000          2,475,174
                                                                                                    ------------
                                                                                                       10,642,369

Michigan 4.2%
Kalamazoo, MI, Industrial Development Revenue,
Economic Development Corp., Series A,
7.5%, 5/15/2029                                                                      2,000,000          2,070,500
Michigan, Hospital Finance Authority Revenue,
Crittenton Hospital Medical Center, Series B,
1.36%*, 3/1/2014 (b)                                                                   600,000            600,000
Saginaw, MI, Hospital & Healthcare Revenue,
Hospital Finance Authority, Covenant Medical
Center, Series F, 6.5%, 7/1/2030                                                     1,000,000          1,076,720
Tawas City, MI, Hospital Finance Authority,
St. Joseph Health Services:
Series A, ETM, 5.6% , 2/15/2013                                                        380,000            413,159
Series A, ETM, 5.75%, 2/15/2023                                                      1,300,000          1,439,984
                                                                                                     ------------
                                                                                                        5,600,363

Missouri 3.2%
St. Louis, MO, County GO, Industrial Development Authority Revenue, St. Louis
Convention
Center, AMT, Series A, 7.2%, 12/15/2028                                              2,000,000          1,732,800
St. Louis, MO, Industrial Development Revenue,
St. Louis Convention, AMT, Series A,
6.875%, 12/15/2020                                                                   1,000,000            865,800
St. Louis, MO, Special Assessment Revenue,
Scullin Redevelopment Area, Series A,
10.0%, 8/1/2010                                                                      1,350,000          1,593,851
                                                                                                     ------------
                                                                                                        4,192,451

Nebraska 0.2%
Nebraska, Single Family Housing Revenue, Investment
Finance Authority, AMT, Series A, 6.7%, 9/1/2026                                       295,000            305,414

Nevada 1.7%
Las Vegas, NV, Transportation/Tolls Revenue,
Las Vegas Monorail Project, 7.375%, 1/1/2030                                         2,000,000          2,001,160
Nevada, Single Family Housing Revenue:
AMT, Series C, 6.5%, 4/1/2028                                                          240,000            248,407
AMT, Series B2, 7.9%, 10/1/2021                                                         20,000             20,039
                                                                                                     ------------
                                                                                                        2,269,606

New Hampshire 3.4%
New Hampshire, Higher Education Revenue, Health
& Educational Facilities Authority, New Hampshire
College Issue, 7.4%, 1/1/2023                                                        1,000,000          1,088,160
New Hampshire, Hospital & Healthcare Revenue,
Rivermead at Peterborough Retirement
Community, 5.75%, 7/1/2028                                                           1,500,000          1,385,400
New Hampshire, Senior Care Revenue, Higher
Education Revenue, Havenwood Heritage Heights,
7.45%, 1/1/2025                                                                      2,000,000          2,028,440
                                                                                                     ------------
                                                                                                        4,502,000

New Jersey 4.5%
New Jersey, Economic Development Authority Revenue,
Motor Vehicle Surplus:
Series A, 5.0%, 7/1/2022 (a)                                                         1,430,000          1,503,058
Series A, 5.0%, 7/1/2023 (a)                                                         1,770,000          1,848,889
New Jersey, Higher Education Revenue, Education
Facilities Authority, Caldwell College,
Series A, 7.25%, 7/1/2025                                                            1,020,000          1,048,081
New Jersey, Resource Recovery Revenue, Tobacco
Settlement Financing Corp., 5.75%, 6/1/2032                                          1,745,000          1,582,750
                                                                                                     ------------
                                                                                                        5,982,778

New Mexico 2.1%
Farmington, NM, Pollution Control Revenue,
5.8%, 4/1/2022                                                                       2,750,000          2,773,238

New York 12.4%
Nassau County, NY, Hospital & Healthcare Revenue,
6.0%, 8/1/2016 (a)                                                                   2,825,000          3,241,066
Nassau County, NY, Project Revenue, North Shore
Healthcare Systems Project, Series B,
5.875%, 11/1/2011                                                                      845,000            932,145
New York, NY, Core City GO, Series C, 7.0%, 2/1/2010                                   315,000            321,650
New York, NY, Sales & Special Tax Revenue,
Metropolitan Transportation Authority, Series A,
Prerefunded, 5.125%, 4/1/2019 (a)                                                    1,450,000          1,646,721
New York, NY, Sales & Special Tax Revenue,
Transitional Finance Authority, Series B,
6.0%, 11/15/2013                                                                       490,000            567,680
New York, NY, State GO Lease, Higher Education
Revenue, Dormitory Authority, State University,
Prerefunded, 5.125%, 5/15/2021 (a)                                                   1,880,000          2,006,749
New York, NY, Transitional Finance Authority,
Series B, Prerefunded, 6.0%, 11/15/2013                                              1,510,000          1,773,359
New York, NY, Transitional Finance Authority,
NYC Recovery, Series 3-B, 1.4%*, 11/1/2022                                             200,000            200,000
New York, NY, Transportation/Tolls Revenue,
Triborough Bridge and Tunnel Authority
Systems, ETM, Series Y, 6.0%, 1/1/2012                                               5,000,000          5,785,250
                                                                                                     ------------
                                                                                                       16,474,620

North Carolina 1.9%
North Carolina, Electric Revenue, Municipal Power Agency:
Series C, 5.375%, 1/1/2017                                                           1,000,000          1,065,550
Series B, 6.375%, 1/1/2013                                                           1,300,000          1,471,795
                                                                                                     ------------
                                                                                                        2,537,345

North Dakota 0.8%
Grand Forks, ND, Hospital & Healthcare Revenue,
Altru Health Care System, 7.125%, 8/15/2024                                          1,000,000          1,088,520

Oklahoma 1.0%
Woodward, OK, Hospital & Healthcare Revenue,
Municipal Authority Hospital, 8.5%, 11/1/2014                                        1,335,000          1,364,690

Pennsylvania 4.5%
Montgomery County, PA, Senior Care Revenue,
Higher Education & Health Authority, Philadelphia
Geriatric Center, Series A, 7.25%, 12/1/2027                                         2,000,000          2,041,280
Pennsylvania, Higher Education Revenue, Higher
Educational Facilities Authority, Philadelphia College
of Textiles and Science, 6.7%, 4/1/2014                                              2,000,000          2,099,020
Pennsylvania, Hospital & Healthcare Revenue,
Economic Development Financing Authority, UPMC
Health System, Series A, 6.0%, 1/15/2031                                               750,000            791,700
Westmoreland County, PA, Senior Care Revenue,
Industrial Development Authority, Health Care
Facilities-Redstone, Series B, 8.125%, 11/15/2030                                    1,000,000          1,076,290
                                                                                                    ------------
                                                                                                        6,008,290

Rhode Island 1.3%
Rhode Island, Special Assessment Revenue,
Series A, 6.125%, 6/1/2032                                                           2,000,000          1,757,080

South Carolina 7.1%
South Carolina, Hospital & Healthcare Revenue,
Jobs Economic Development Authority, Bon Secours
Health Systems, Inc., Series A, 5.625%, 11/15/2030                                   2,000,000          2,024,840
South Carolina, Hospital & Healthcare Revenue,
Jobs Economic Development Authority, Palmetto
Health Alliance:
Series C, 7.0%, 8/1/2030                                                             1,545,000          1,699,546
Series A, Prerefunded, 7.375%, 12/15/2021                                            1,000,000          1,245,220
South Carolina, Transportation/Tolls Revenue,
Series A, 5.375%, 10/1/2024 (a)                                                      4,150,000          4,437,014
                                                                                                     ------------
                                                                                                        9,406,620

South Dakota 1.6%
South Dakota, Hospital & Healthcare Revenue, Sioux
Valley Hospital, Series E, 5.375%, 11/1/2024                                         2,000,000          2,065,600

Tennessee 1.8%
Johnson City, TN, Hospital & Healthcare Revenue,
Health & Educational Facilities Board Hospital,
Series A, 7.5%, 7/1/2033                                                             2,000,000          2,336,360

Texas 21.5%
Abilene, TX, Senior Care Revenue, Health Facilities
Development, Sears Methodist Retirement
Facilities, Series A, 5.9%, 11/15/2025                                               2,500,000          2,437,775
Austin, TX, Project Revenue, Bergstrom Landhost
Enterprises, Inc. Airport Hotel Project,
Series A, 6.75%, 4/1/2027                                                            1,995,000            986,747
Crowley, TX, School District GO, 5.125%, 8/1/2025                                    4,000,000          4,078,360
Hidalgo County, TX, Hospital & Healthcare Revenue,
Mission Hospital, Inc. Project, 6.75%, 8/15/2016                                     2,000,000          2,055,800
Houston, TX, General Obligation:
Prerefunded, Series A, 5.0%, 3/1/2016                                                1,365,000          1,485,475
Unrefunded,, 5.0%, 3/1/2016                                                          1,635,000          1,730,549
Houston, TX, School District GO, Series A,
5.0%, 2/15/2024                                                                      2,000,000          2,035,080
Houston, TX, Transportation/Tolls Revenue,
Special Facilities, Continental Airlines, Inc.,
AMT, Series E, 6.75%, 7/1/2029                                                       2,000,000          1,536,680
Tarrant County, TX, Hospital & Healthcare Revenue,
Health Facilities Development Corp., 6.7%,
11/15/2030                                                                           1,000,000          1,088,190
Texas, Electric Revenue, Lower Colorado River
Authority, Series B, 6.0%, 5/15/2013 (a)                                             5,000,000          5,715,850
Texas, Industrial Development Revenue, Waste Disposal
Authority, AMT, Series A, 6.1%, 8/1/2024                                             1,000,000          1,043,970
Travis County, TX, Hospital & Healthcare Revenue,
Ascension Health Credit, Series A, 6.0%, 11/15/2012 (a)                              3,860,000          4,395,035
                                                                                                     ------------
                                                                                                       28,589,511

Utah 0.1%
Utah, Single Family Housing Revenue, Housing
Finance Agency, AMT, Series B2, 6.65%, 7/1/2026                                         70,000             70,448

Virgin Islands 2.6%
Virgin Islands, Sales & Special Tax Revenue,
Public Finance Authority, Series A, 6.375%, 10/1/2019                                3,000,000          3,410,040

Virginia 1.6%
Fairfax County, VA, Hospital & Healthcare Revenue,
Economic Development Authority, Greenspring
Retirement Community, Series A, 7.25%, 10/1/2019                                     2,000,000          2,103,580

West Virginia 1.8%
West Virginia, Hospital & Healthcare Revenue,
Hospital Finance Authority, Charleston Medical
Center, Series A, 6.75%, 9/1/2022                                                      390,000            431,703
West Virginia, Hospital Finance Authority, Charleston
Medical Center, Prerefunded, 6.75%, 9/1/2022                                         1,610,000          1,957,196
                                                                                                     ------------
                                                                                                        2,388,899

Wisconsin 2.0%
Wisconsin, Hospital & Healthcare Revenue, Health
& Education Facilities Authority, Aurora Health
Care, Inc.:
Series A, 5.6% , 2/15/2029                                                           1,000,000            990,120
6.875% , 4/15/2030                                                                   1,000,000          1,086,670
Wisconsin, Hospital & Healthcare Revenue, Memorial
Hospital Oconomowoco Project, Prerefunded,
6.35%, 7/1/2017                                                                        600,000            622,182
                                                                                                     ------------
                                                                                                        2,698,972


Total Municipal Investments (Cost $185,563,924)                                                       199,652,367


                                                                                       % of
                                                                                     Net Assets          Value ($)
                                                                                     ----------          ---------

Total Investment Portfolio  (Cost $185,563,924)                                          150.5        199,652,367
Other Assets and Liabilities, Net                                                          2.3          3,046,977
Preferred Shares, at Redemption Value                                                    -52.8        -70,000,000
                                                                                     -----------------------------
Net Assets Applicable to Common Shareholders                                               100        132,699,344
                                                                                                      ============

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of August 31, 2004.

(a) Bond is insured by one of these companies:

                                                            As a % of total
Insurance coverage                                          investment portfolio
--------------------------------------------------------------------------------
AMBAC           AMBAC Assurance  Corp.                             2.2
--------------------------------------------------------------------------------
FGIC            Financial Guaranty Insurance Company               2.9
--------------------------------------------------------------------------------
FSA             Financial Security Assurance                       5.3
--------------------------------------------------------------------------------
MBIA            Municipal Bond Investors Assurance                 9.3
--------------------------------------------------------------------------------

(b) Security incorporates a letter of credit from a major bank.

AMT: Subject to alternative minimum tax

ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Strategic Municipal Income Trust


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 26, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Strategic Municipal Income Trust


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 26, 2004



By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               October 26, 2004